Earnings Per Share (Details) - Schedule of Basic and Diluted Earning Per Share (Parentheticals) - $ / shares		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding used in calculating diluted earnings per share	[1]	159,525,286	150,000,000
Diluted earnings per share	[1]	$ 0.23	$ 0.05

[1]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.